Cover	Aug. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2023
Entity File Number	001-40061
Entity Registrant Name	CATCHA INVESTMENT CORP
Entity Central Index Key	0001838293
Entity Tax Identification Number	98-1574476
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 42, Suntec Tower Three
Entity Address, Address Line Two	8 Temasek Blvd
Entity Address, Country	SG
Entity Address, Postal Zip Code	038988
City Area Code	+65
Local Phone Number	6829-2294
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	CHAA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false